Financing Receivables - Schedule of Principal of Financing Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Principal of Financing Receivables [Abstract]
2019	¥ 1,187	¥ 1,187
2020	5,326	9,533
2021	39,967	63,170
2022	3	3
2023	7,564	8,033
2024	38,792	54,774
2025	1,179,666
Total	¥ 1,272,504	¥ 136,700